Commitments (Detail) (USD $)	1 Months Ended	0 Months Ended	12 Months Ended
	Mar. 31, 2011	Feb. 16, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2014	Sep. 30, 2012
Operating Leases, Rent Expense			$ 174,000	$ 181,000	$ 190,000
Milestone-based payments for software development			2,476,000
Other Accounts Payable and Accrued Liabilities			1,301,000
Purchase Commitment, Remaining Minimum Amount Committed			1,050,000			87,500	962,500
License Costs			675,000
Finite-Lived Intangible Asset, Useful Life			5 years
Participation Interest Business Plan			6.50%
Bonus Payment to Each Participant in Key Personnel Incentive Program upon a Sale Transaction			1,000,000				1,000,000
Period for Bonus Installments			8
Deferred Compensation Liability, Current and Noncurrent			762,000
Other Accrued Liabilities, Noncurrent			209,143	278,060			498,474
Legal Fees		425,000
Installment Period For Legal Fee Settlement Reimbursement	12 months
Proceeds from Legal Settlements	35,417
Software License Arrangement [Member]
Accounts Payable			525,000
Software and Software Development Costs [Member]
Milestone-based payments for software development			850,000
Accounts Payable			524,000
Key Personnel Incentive Program [Member]
Bonus Payment to Each Participant in Key Personnel Incentive Program upon a Sale Transaction			1,700,000
Other Accrued Liabilities, Noncurrent			87,000
SurgiVision Consultants, Inc. and Guy M. Kezirian [Member]
Other Accrued Liabilities			$ 70,834
BSC Cardiac Agreement [Member]
Participation Interest Business Plan			6.60%